Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Diluted income (loss) per share				36,092,750		36,092,750
Federal depository insurance coverage	$ 250,000			$ 250,000		$ 250,000
Preparation for public offering				18,865,000		18,865,000
Income tax expense	$ (9,000)	$ 355,000		$ 369,000	$ 835,000	$ 1,110,000
Expected income tax rate	(0.30%)	61.00%	0.00%	21.00%	63.00%	49.00%
Deferred tax asset	$ 1,375,000		$ 0	$ 1,375,000		$ 640,000
Common stock issued outside of permanent equity				29,803,439		30,015,000
Tangible assets	$ 5,000,001			$ 5,000,001		$ 5,000,001
Temporary equity, shares outstanding	28,389,295		0	28,389,295		28,817,019
Class B Common Stock
Summary of Significant Accounting Policies (Textual)
Shares of forfeiture						$ 937,500
IPO [Member]
Summary of Significant Accounting Policies (Textual)
Common stock issued outside of permanent equity				29,803,439